Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Amortization expense	$ 0.9	$ 0.1
Amortization 2015	0.8
Amortization 2016	0.8
Amortization 2017	0.8
Amortization 2018	0.8
Amortization 2019 and thereafter	0.6
Kanawha River Terminals LLC
Business Acquisition [Line Items]
Cash			84.7
Goodwill			8.2	8.2
Coal Logistics | Kanawha River Terminals LLC
Business Acquisition [Line Items]
Goodwill	$ 8.2	$ 8.2